Cover	Oct. 26, 2026
Cover [Abstract]
Entity Registrant Name	PANAMERA HOLDINGS CORPORATION
Entity Central Index Key	0001620749
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 26, 2026
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-55569
Entity Tax Identification Number	46-5707326
Entity Address Postal Zip Code	73083
City Area Code	405
Local Phone Number	850-2063
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	P O Box 7796
Entity Address City Or Town	Edmond
Entity Address State Or Province	OK